Virtus Newfleet Multi-Sector Bond ETF (Ticker: NFLT),

a series of ETFis Series Trust I

Supplement dated August 30, 2019 to the

Prospectus dated February 28, 2019

Important Notice To Investors

Effective August 30, 2019, Benjamin Caron is added as a portfolio manager of Virtus Newfleet Multi-Sector Bond ETF (the “Fund”). Also effective August 30, 2019, Jonathan R. Stanley no longer serves as a portfolio manager of the Fund; all references to Mr. Stanley as a portfolio manager of the Fund are removed from the Fund’s prospectus.

Accordingly, the information appearing under the heading “Risk/Return Summary Information – Management of the Fund – Portfolio Managers” beginning on page 9 of the Fund’s prospectus is replaced with the following:

The following employees of the Sub-Adviser are the Fund’s portfolio managers: David L. Albrycht, CFA (since August 2015) and Benjamin Caron, CFA (since August 2019). The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The information appearing under the heading “Management of the Fund – Portfolio Managers” beginning on page 13 of the Fund’s prospectus is replaced with the following:

The following employees of the Sub-Adviser are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

David L. Albrycht, CFA, President and Chief Investment Officer of the Sub-Adviser

David Albrycht, CFA, is President and Chief Investment Officer at Newfleet Asset Management (since June 2011). Until June 2011, he was executive managing director (2008 to 2011) and vice president (2005 to 2008), fixed income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with Virtus Investment Advisers, Inc., at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates beginning in 1991.

Benjamin Caron, CFA, Senior Managing Director and Portfolio Manager of the Sub-Adviser

Benjamin Caron, CFA, is Senior Managing Director and Portfolio Manager at Newfleet Asset Management (since June 2011). Prior to June 2011, Mr. Caron was on the fixed income team at Goodwin. Mr. Caron also is a portfolio manager of a closed-end fund managed by Newfleet, in addition to assisting the senior portfolio manager in the management of several open-end funds managed by Newfleet. Mr. Caron joined Goodwin in 2002 as a client service associate for the institutional markets group focusing on institutional fixed income clients.

Additional Information. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares of the Fund is available in the Fund’s SAI.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, remains unchanged.

Investors should retain this supplement for future reference.

Virtus Newfleet Multi-Sector Bond ETF (Ticker: NFLT),

a series of ETFis Series Trust I

Supplement dated August 30, 2019 to the

Statement of Additional Information (“SAI”) dated February 28, 2019

Important Notice to Investors

Effective August 30, 2019, Benjamin Caron is added as a portfolio manager of Virtus Newfleet Multi-Sector Bond ETF (the “Fund”). Also effective August 30, 2019, Jonathan R. Stanley no longer serves as a portfolio manager of the Fund; all references to Mr. Stanley as a portfolio manager of the Fund are removed from the Fund’s SAI.

The disclosure in the table under “Portfolio Managers – Ownership of Fund Shares” beginning on page 21 of the SAI is amended by adding a row for Mr. Caron with the following information, and an associated footnote:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Benjamin Caron*	A

* As of June 30, 2019.

The disclosure in the tables under “Portfolio Managers – Other Accounts” beginning on page 21 of the SAI is amended by adding a row for Mr. Caron to each table with the following information, and an associated footnote:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Benjamin Caron*	2	$629	0	N/A	0	N/A

	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Benjamin Caron*	0	N/A	0	N/A	0	N/A

*As of June 30, 2019.

Investors should retain this supplement with the SAI for future reference.